Right-of-use assets - Changes (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements In Right Of Use Assets [Roll Forward]
Opening balance	$ 55,502,192
Closing balance	160,788,861	$ 55,502,192
Land [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	33,587,391	34,081,799
New assets contracts, by right-of use	97,937,192	213,445
Increases (decreases) from foreign currency translation differences, net	11,766,090	830,349
Depreciation	(1,794,208)	(1,894,646)
Other increases (decreases)	(907,494)	356,444
Total movements	107,001,580	(494,408)
Closing balance	140,588,971	33,587,391
Other Property, Plant and Equipment Under Financial Lease [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	21,914,801	21,761,711
New assets contracts, by right-of use		2,491,480
Increases (decreases) from foreign currency translation differences, net	407,407	157,520
Depreciation	(2,122,318)	(2,139,466)
Other increases (decreases)		(356,444)
Total movements	(1,714,911)	153,090
Closing balance	20,199,890	21,914,801
Right-of-use assets [member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	55,502,192	55,843,510
New assets contracts, by right-of use	97,937,192	2,704,925
Increases (decreases) from foreign currency translation differences, net	12,173,497	987,869
Depreciation	(3,916,526)	(4,034,112)
Other increases (decreases)	(907,494)
Total movements	105,286,669	(341,318)
Closing balance	$ 160,788,861	$ 55,502,192